Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 78,011	$ 77,286
Average outstanding balance during the year	$ 72,311	$ 69,747
Weighted average interest rate for the year	5.30%	7.30%
Effective interest rate at year-end	5.00%	5.50%